Business Combination and Backstop Agreement	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Business Combination and Backstop Agreement

12. Business Combination Agreement with Aesther Health Care Acquisition Corp. (“AHAC”)

On August 31, 2022, the Company and Aesther Healthcare Acquisition Corporation (“AHAC”) entered into an Agreement and Plan of Merger (the “Business Combination Agreement”), by and among AHAC Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of AHAC (“Merger Sub”), Ocean Biomedical, Inc., a Delaware corporation (“Ocean Biomedical”), Aesther Healthcare Sponsor, LLC, (“Sponsor”) in its capacity as Purchaser Representative, and Dr. Chirinjeev Kathuria, in his capacity as Seller Representative, that was amended on December 5, 2022, pursuant to which at the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), Merger Sub will merge with and into Ocean Biomedical (the “Merger”), with Ocean Biomedical continuing as the surviving corporation and wholly-owned subsidiary of AHAC. AHAC will change its name to Ocean Biomedical, Inc. at the Closing (collectively, the “Business Combination”). The Business Combination will be accounted for as a reverse recapitalization. See Note 14-Subsequent Events for terms and conditions of the Business Combination.

Merger Consideration

As consideration for the Merger, the holders of the Company’s securities collectively shall be entitled to receive from AHAC, in the aggregate, a number of shares of AHAC’s Class A common stock (with a per-share value of $10.00) with an aggregate value equal to (a) $240 Million U.S. Dollars ($240,000,000) minus (b) the amount, if any, by which the net working capital is less than negative $500,000, plus (c) the amount, if any, by which the net working capital exceeds $500,000 (but not less than zero), minus (d) the amount, if any, by which the closing net debt exceeds $1,500,000, minus (e) the amount, if any, by which The Company’s transaction expenses exceed $6,000,000. “New Ocean Biomedical” refers to AHAC post-closing of the Business Combination of AHAC and Ocean Biomedical. In addition, post-closing holders of the Company’s securities shall also be entitled to receive from New Ocean Biomedical, in the aggregate, an additional 19,000,000 shares of New Ocean Biomedical common stock (the “Earnout Shares”) as follows: (a) in the event that the volume weighted average price (“VWAP”) of New Ocean Biomedical exceeds $15.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the closing date of the Business Combination until the 36-month anniversary of the closing date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 5,000,000 shares of New Ocean Biomedical common stock, (b) in the event that the VWAP of New Ocean Biomedical exceeds $17.50 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the closing date of the Business Combination until the 36-month anniversary of the closing date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical common stock and (c) in the event that the VWAP of New Ocean Biomedical exceeds $20.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the closing date of the Business Combination until the 36-month anniversary of the closing date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical common stock. In addition, for each issuance of Earnout Shares, New Ocean Biomedical will also issue to Sponsor an additional 1,000,000 shares of New Ocean Biomedical common stock.

Warrants

The Company’s lender, Second Street Capital, LLC, has warrants for 450,000 shares of the Company’s common stock (“Ocean Warrants”). As a condition to closing the Business Combination, AHAC shall issue Second Street Capital, LLC a warrant for a number of shares of New Ocean Biomedical common stock equal to the economic value of the Ocean Warrants in exchange for the termination of the Ocean Warrants.

Ocean Biomedical Inc [Member]
Statement [Line Items]
Business Combination and Backstop Agreement

Note 3. Business Combination and Backstop Agreement

As discussed in Note 1, on February 14, 2023, the Company consummated the previously announced Business Combination pursuant to the Business Combination Agreement. Pursuant to the Business Combination Agreement, on the Closing Date, Merger Sub merged with and into Legacy Ocean, with Legacy Ocean continuing as the surviving entity and a wholly-owned subsidiary of the registrant. In connection with the closing of the Business Combination, the Company changed its name from “Aesther Healthcare Acquisition Corp.” to “Ocean Biomedical, Inc.”

On January 11, 2023, the record date for the Special Meeting (defined below), there were 13,225,000 shares of AHAC’s common stock, par value $0.0001 per share, issued and outstanding, consisting of (i) 10,600,000 public shares of Class A common stock and (ii) 2,625,000 shares of Class B common stock held by the Sponsor. In addition, AHAC had issued 5,250,000 public warrants to purchase Class A common stock (originally sold as part of the units issued in AHAC’s initial public offering (“IPO”)) (the “Public Warrants”), along with 5,411,000 warrants issued to the Sponsor in a private placement (the “Private Placement Warrants”) on the IPO closing date. Prior to the Special Meeting, holders of 5,570,965 shares of AHAC’s Class A common stock included in the units issued in AHAC’s IPO exercised their right to redeem those shares for cash at a price of $10.56 per share, for an aggregate of $58,847,564. The per share redemption price was paid out of AHAC’s trust account, which, after taking into account the redemptions but before any transaction expenses, had a balance immediately prior to the Closing of $52,070,404.

On February 14, 2023, in connection with the Closing:

● AHAC issued to the holders of Legacy Ocean’s securities as of immediately prior to the Closing approximately 23,355,432 shares of AHAC’s Class A common stock (with a per-share value of $10.00) with an aggregate value equal to $233,554,320, as adjusted as required by the Business Combination Agreement to take into account net working capital, closing net debt and Legacy Ocean transaction expenses, in exchange for all of the issued and outstanding capital stock of Legacy Ocean;

● the Sponsor’s 2,625,000 shares of AHAC’s Class B common stock converted on a one-for-one basis into 2,625,000 shares of AHAC’s Class A common stock pursuant to the Company’s Third Amended and Restated Certificate of Incorporation (the “Amended Certificate”);

● AHAC issued to the Sponsor 1,365,000 additional shares of AHAC’s Class A common stock in connection with the Sponsor obtaining two (2) three-month extensions beyond the September 16, 2022 deadline to complete an initial business combination;

● the Backstop Parties purchased 3,535,466 shares of AHAC’s Class A common stock prior to the Closing that were not redeemed and are subject to the forward purchase provisions of the Backstop Agreement (the “Recycled Shares”);

● the Backstop Parties purchased 1,200,000 shares of AHAC’s Class A common stock in the open market for an aggregate purchase price of $12,675,912 prior to the Closing that were not redeemed (the “Share Consideration Shares”);

● 5,570,965 shares of AHAC’s Class A common stock were redeemed immediately prior to Closing of the Business Combination, as described above;

● the Company issued to Second Street Capital, LLC (“Second Street Capital”), Legacy Ocean’s lender, three (3) warrants (the “Converted Ocean Warrants”) for the number of shares of the Company’s common stock equal to the economic value of the Legacy Ocean warrants previously issued to Second Street in exchange for the termination of the Legacy Ocean warrants. The Converted Ocean Warrants are exercisable for a total of 511,712 shares of the Company’s common stock at an exercise price of $8.06 per share and 102,342 shares of the Company’s common stock at an exercise price of $7.47 per share;

● the Company issued to Polar (as defined below) 1,350,000 newly issued shares of its common stock that are subject to the forward purchase provisions of the Backstop Agreement, described in “Note 6 Equity”; and

● all shares of AHAC’s Class A common stock were reclassified as common stock pursuant to the Company’s Amended Certificate.

The following table reconciles the elements of the Business Combination to the unaudited condensed consolidated statements of stockholders’ equity/(deficit) and cash flows for the three months ended March 31, 2023 (in thousands):

Cash from AHAC trust, net of redemptions	$52,070
Issuance costs from business combination	(2,049)
Net impact on total stockholders’ equity	50,021

Non-cash offering costs	2,049
Net impact on cash provided by financing activity	$52,070

Earnout Shares

In addition, pursuant to Business Combination Agreement, Legacy Ocean’s stockholders prior to the Closing (the “Legacy Ocean Stockholders”) shall be entitled to receive from the Company, in the aggregate, up to an additional 19,000,000 shares of the Company’s common stock (the “Earnout Shares”) as follows: (a) in the event that the volume-weighted average price (the “VWAP”) of the Company’s common stock exceeds $15.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the Legacy Ocean Stockholders shall be entitled to receive an additional 5,000,000 shares of the Company’s common stock, (b) in the event that the VWAP of the Company’s common stock exceeds $17.50 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the Legacy Ocean Stockholders shall be entitled to receive an additional 7,000,000 shares of the Company’s common stock and (c) in the event that the VWAP of the Company’s common stock exceeds $20.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the Legacy Ocean Stockholders shall be entitled to receive an additional 7,000,000 shares of the Company’s common stock. In addition, for each issuance of Earnout Shares, the Company will also issue to Sponsor an additional 1,000,000 shares of the Company’s common stock.

Both the number of Earnout Shares and the price per share is subject to adjustment to reflect the effect of any stock split, reverse stock split, stock dividend, reorganization, recapitalization, reclassification, combination, exchange of shares or other like change with respect to the common stock (i.e., dilutive activities).

The accounting for the Earnout Shares was first evaluated under the Accounting Standards Codification (“ASC”) Section 718 (“ASC 718”) to determine if the arrangement represents a share-based payment arrangement. Because the Earnout Shares are issued to all the Legacy Ocean Stockholders and the Sponsor and there are no service conditions nor any requirement of the participants to provide goods or services, the Company determined that the Earnout Shares are not within the scope of ASC 718. In reaching this conclusion, the Company focused on the fact that the Earnout Shares are not provided to any holder of options or unvested stock but rather the arrangement is provided only to vested equity holders.

Next, the Company determined that the Earnout Shares represent a freestanding equity-linked financial instrument to be evaluated under ASC Section 480 (“ASC 480”) and ASC Section 815-40 (“ASC 815-40”). Based upon the analysis, the Company concluded that the Earnout Shares should not be classified as a liability under ASC 480.

Under ASC 815-40, an entity must first evaluate whether an equity-linked instrument is considered indexed to the reporting entity’s stock. This analysis, which is performed under ASC 815-40-15, is a two-step test that includes evaluation of both exercise contingencies and settlement provisions. The Earnout Share arrangement contains contingencies – the daily volume weighted average stock price on the basis of a specific price per share. The contingency is based on an observable market or an observable index other than one based on the Company’s common stock. With respect to settlement provisions, the number of Earnout Shares is adjusted only for dilutive activities, which are an input into the pricing of a fixed-for-fixed option on equity shares under ASC 815-40-15-7E(c). It is important to note that, in absence of dilutive activities, there will be either zero or 19 million shares issuable under the Earnout Share arrangement; therefore, the triggering events for issuance of shares is only an exercise contingency to be evaluated under step 1 of ASC 815-40-15.

The Company next considered the equity classification conditions in ASC 815-40-25 and concluded that all of them were met. Therefore, the Earnout Share arrangement is appropriately classified in equity.

As the Business Combination is accounted for as a reverse recapitalization the Earnout Share arrangement as of the Closing Date is accounted for as an equity transaction (as a deemed dividend) as of the Closing Date of the Business Combination in the Company’s condensed consolidated financial statements for the three months ended March 31, 2023.

Backstop Agreement

On August 31, 2022, in connection with the execution of the Business Combination Agreement, AHAC and Legacy Ocean entered into an OTC Equity Prepaid Forward Transaction with Vellar Opportunity Fund SPV LLC– Series 3 (“Vellar”) (as amended, the “Backstop Agreement” or “Backstop Forward Purchase Agreement”). The Backstop Agreement is intended to provide the Company with additional issued and outstanding shares and cash (in the short-term) following the closing of the Business Combination because it evidences Vellar’s intent to purchase shares from AHAC stockholders that elected to redeem their shares, and thus eliminates the need for AHAC to redeem and pay redeeming AHAC stockholders for their shares. This is intended to help AHAC obtain sufficient cash at the Closing of the Business Combination Agreement to meet the minimum cash condition therein, reduce redemption related risks and generally facilitate the consummation of the Business Combination. This agreement is considered a forward purchase transaction.

Pursuant to the Backstop Agreement, Vellar agreed to support the transactions relating to the Business Combination by purchasing up to 4,000,000 shares of AHAC Class A common stock in the open market (which, approximately, would be valued at $40,000,000) during the period in which AHAC stockholders could elect to redeem their shares (i.e., the period commencing upon the filing of the definitive proxy statement and ending two (2) business days prior to the Special Meeting of Stockholders to approve the Business Combination (the “Special Meeting”)) pursuant to AHAC’s redemption offer and subsequently revoke their elections to redeem their shares. None of the shares of AHAC Class A common stock purchased by Vellar could be voted in the Business Combination. The Company has agreed to purchase those shares from Vellar on a forward basis at maturity (as further described below), but the Company will not be required to purchase any shares of its common stock from Vellar at a price higher than the redemption price offered to redeeming public stockholders before, during or after the redemption period. The purchase price payable by the Company will include a prepayment in the amount of the redemption price per share payable from the proceeds released from the trust account related to those shares. The prepayment date is the earlier of: (i) one business day after the Closing of the Business Combination or (ii) the date any assets from the trust account are disbursed following the Closing of the Business Combination. Vellar may but is not obligated to sell some or all of the shares subject to the forward transaction following the expiration of the redemption period (i.e., two (2) business days prior to the Special Meeting), after which those shares will no longer be subject to the forward transaction, and in such event Vellar will repay the Company a portion of the prepayment amount relating to those shares from the sale proceeds equal to the number of shares sold by Vellar multiplied by the forward price (i.e., the lower of the redemption price, the then current forward price and the VWAP price for the last 10 trading days of the prior calendar month, but not lower than $5.00).

The original maturity date of the Backstop Agreement was the earlier to occur of (a) 3 years after the closing of the Business Combination Agreement or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 20 out of 30 consecutive trading days was less than $3 per share. On the maturity date, Vellar may require that the Company repurchase all of the shares then being held by Vellar at a price equal to the redemption price (as determined in accordance with AHAC’s certificate of incorporation prior to the effectiveness of the Amended Certificate (the “AHAC Charter”)). Vellar will also be entitled to an additional $2.50 per share purchased with such amount being payable in shares of the Company common stock. The maturity date is significant because following the maturity date the Company is under no obligation to repurchase shares then being held by Vellar. Shares sold by Vellar to third parties prior to the maturity date shall cease to be subject to the forward transaction. Any such sale will trigger an obligation by Vellar to pay the Company an amount equal to the product of (a) the number of shares sold by Vellar and (b) the forward price, which is defined in the Backstop Agreement as the lower of the redemption price (as determined in accordance with the AHAC Charter) and the VWAP price of the last ten trading days (but not lower than $5.00). The Company is also be obligated to pay a structuring fee in the amount of $5,000 on the first trading day of each calendar quarter to Vellar following the Business Combination until the maturity date. Vellar has agreed that it does not possess and/or has agreed to waive any redemption rights with respect to the shares of AHAC Class A common stock that it acquired in accordance with the Backstop Agreement.

On February 10, 2023 AHAC and Legacy Ocean entered into an amended and restated OTC Equity Prepaid Forward Transaction with Vellar. Pursuant to the amended Backstop Agreement, Vellar agreed to support the Business Combination by purchasing up to 6,000,000 shares of the Class A common stock in the open market for up to $60,000,000, including from other stockholders that elected to redeem and subsequently revoked their prior elections to redeem their shares, following the expiration of the Company’s redemption offer. The Company has agreed to purchase those shares from Vellar on a forward basis. The purchase price payable by the Company includes a prepayment in the amount of the redemption price per share. As amended, the Backstop Agreement matures on the earlier to occur of (a) three years after the closing of the Business Combination (February 14, 2026) or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 30 out of 45 consecutive trading days is less than $4 per share. Pursuant to the Backstop Agreement, the Company provided the Backstop Parties with an additional $12,675,912, paid from the trust account holding the net proceeds from the sale of units in the AHAC’s IPO to compensate them for their purchase of 1,200,000 additional shares of Class A common stock in the open market (the “Share Consideration Shares”). Under the Backstop Agreement, the Share Consideration Shares are not subject to the terms applicable to the Recycled Shares, including with regard to repayment and repurchase as described below. The Company has the option to repurchase the Share Consideration Shares from the Backstop Parties at an aggregate price of $3,000,000 at any time during the first nine months after February 15, 2023.

If an event occurs causing the VWAP per share to be at or above $20.00 per share for any 30 trading days during a 45 consecutive trading day-period and the aggregate trading volume in respect of such shares during the same 30-day period is at least the product of (a) three and (b) the difference of (x) the Number of Shares and (y) the Terminated Shares (each as defined in the Backstop Agreement), then the Company can notify Vellar of such event and cause the Backstop Agreement to mature.

The Backstop Agreement calls for the adjustment of the Reset Price (as defined in the Backstop Agreement) on the first scheduled trading day of each month commencing on the first calendar month following the closing of the Business Combination to be the lowest of (a) the then-current Reset Price, (b) the initial price per shares paid by Vellar for the shares and (c) the VWAP price per share of the last ten trading days of the prior calendar month, but not lower than $10.34. The Reset Price may be reduced further in connection with a dilutive offering undertaken by the Company. The Reset Price is relevant to the provision entitling the Company to terminate the Backstop Agreement early (in whole or in part) and require Vellar to pay the Company an amount equal to the product of (x) the number of shares the Company elects to terminate from the forward transaction and (y) the Reset Price as of the termination date.

At maturity, any remaining shares subject to the Backstop Agreement will be finally purchased by the Company for an additional $2.50 per share. During the term of the Backstop Agreement, Vellar may elect to sell some or all of the shares subject to the Backstop Agreement after which those shares will no longer be subject to the Backstop Agreement, and in such event Vellar will repay the Company with a portion of the sale proceeds.

On February 12, 2023, AHAC, Legacy Ocean, and Vellar again amended and restated the original Backstop Agreement to increase from up to 6,000,000 shares to up to 8,000,000 shares of AHAC’s common stock to be purchased in the open market for up to $80,000,000, including from other stockholders that elected to redeem and subsequently revoked their prior elections to redeem their shares, following the expiration of AHAC’s redemption offer.

On February 13, 2023, AHAC, Vellar and Legacy Ocean entered into an assignment and novation agreement with Meteora Special Opportunity Fund I, LP, Meteora Select Trading Opportunities Master, LP and Meteora Capital Partners, LP (collectively “Meteora”) (the “Meteora Agreement”), pursuant to which Vellar assigned its obligation as to 2,666,667 shares of common stock of the Company to be purchased under the Backstop Agreement to Meteora. In addition, on February 13, 2023, AHAC, Vellar and Legacy Ocean entered into an assignment and novation agreement with Polar Multi-Strategy Master Fund (“Polar” and, collectively with Vellar and Meteora, the “Backstop Parties”) (the “Polar Agreement”) pursuant to which Vellar assigned its obligations as to 2,000,000 shares of common stock of the Company to be purchased under the Backstop Agreement to Polar.

On February 14, 2023, AHAC, Legacy Ocean and Polar entered into a subscription agreement in which Polar agreed to purchase 1,350,000 newly-issued shares of the Company’s common stock at a per share purchase price of $10.56 and an aggregate purchase price of $14,260,404 (the “Polar Subscription”). The Polar Subscription was the method by which Polar exercised its right to purchase “Additional Shares” pursuant to the Backstop Agreement to which Polar acquired a portion of the rights from Vellar pursuant to the Polar Agreement. The shares acquired by Polar as part of the Polar Subscription are subject to the restrictions for “Additional Shares” set forth in the Backstop Agreement.

On February 14, 2023, pursuant to the Backstop Forward Purchase Agreement, the Company paid to the Backstop Parties $37,345,985, or $10.56 per share, from AHAC’s trust account as a prepayment for the forward purchase of 3,535,466 shares of AHAC’s common stock purchased by the Backstop Parties in the open market and $14,260,404 from AHAC’s trust account as a prepayment for the forward purchase of the 1,350,000 Additional Shares for a total purchase price of $51,606,460. The Company measures the Backstop Forward Purchase Agreement asset at fair value on a recurring basis (See Note 4-Fair Value of Financial Assets).

Common Stock Purchase Agreement

Following the Business Combination, the Company is subject to the terms and conditions of (i) a Common Stock Purchase Agreement, dated September 7, 2022 (the “Common Stock Purchase Agreement”), that AHAC entered into with White Lion Capital LLC (“White Lion”) and (ii) a Registration Rights Agreement, dated September 7, 2022 (the “White Lion Registration Rights Agreement”), that AHAC entered into with White Lion. Pursuant to the Common Stock Purchase Agreement, the Company has the right, but not the obligation to require White Lion to purchase, from time to time, up to $75,000,000 in aggregate gross purchase price of newly issued shares of the Company’s common stock, subject to certain limitations and conditions set forth in the Common Stock Purchase Agreement.

The Company is obligated under the Common Stock Purchase Agreement and the White Lion Registration Rights Agreement to file a registration statement with the SEC to register for the resale by White Lion, shares of common stock that the Company may issue to White Lion under the Common Stock Purchase Agreement (the “White Lion Registration Statement”).

Subject to the satisfaction of certain customary conditions, the Company’s right to sell shares to White Lion will commence on the effective date of the White Lion Registration Statement and extend for a period of two years. During such term, subject to the terms and conditions of the Common Stock Purchase Agreement, the Company may notify White Lion when the Company exercises its right to sell shares (the effective date of such notice, a “Notice Date”). The number of shares sold pursuant to any such notice may not exceed (i) $2,000,000, divided by the closing price of the Company common stock on Nasdaq preceding the Notice Date and (ii) a number of shares of common stock equal to the average daily trading volume multiplied by 67%.

The Company may not sell, and White Lion may not purchase, shares of the Company common stock that would result in White Lion owning more than 9.99% of the outstanding common stock of the Company.

On January 11, 2023, the record date for the Special Meeting, there were 13,225,000 shares of AHAC’s common stock, par value $0.0001 per share, issued and outstanding, consisting of (i) 10,600,000 public shares of Class A common stock and (ii) 2,625,000 shares of Class B common stock held by the Sponsor. In addition, AHAC had issued 5,250,000 public warrants to purchase Class A common stock (originally sold as part of the units issued in AHAC’s initial public offering (“IPO”) (the “Public Warrants”), along with 5,411,000 warrants issued to the Sponsor in a private placement (the “Private Placement Warrants”) on the IPO closing date. Prior to the Special Meeting, holders of 5,570,965 shares of AHAC’s Class A common stock included in the units issued in AHAC’s IPO exercised their right to redeem those shares for cash at a price of $10.56 per share, for an aggregate of $58,847,564. The per share redemption price was paid out of AHAC’s trust account, which, after taking into account the redemptions but before any transaction expenses, had a balance immediately prior to the Closing of $52,070,404.

Sponsor Promissory Notes

In September 2022, AHAC entered into Loan and Transfer Agreements between AHAC, the Sponsor, and other parties (the “Lenders”), pursuant to which the Lenders loaned $1,050,000 to the Sponsor and the Sponsor loaned $1,050,000 to AHAC (the “Sponsor Extension Loan”). Amounts loaned from the Lenders to the Sponsor accrue interest at 8% per annum and amounts loaned from the Sponsor to AHAC do not accrue interest until the Closing of the Business Combination, after which time, the Company has agreed to pay the interest due to the Lender. The total amounts advanced by Lenders to the Sponsor in connection with the $1,050,000 loan (the “Funded Amounts”) were required to be repaid, together with all accrued and unpaid interest thereon, within five days of the closing of the Business Combination, at the option of the Lenders, in either (a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the Lenders making the loan available to Sponsor, Sponsor agreed to transfer between 1 and 2.5 shares of Class B common stock to Lenders for each $10 multiple of the Funded Amounts, which included the registration rights previously provided by AHAC to the Sponsor, and, pursuant to the terms of the Business Combination Agreement, 2.5 shares of the Company’s common stock per $10.00 of the Funded Amounts at Closing of the Business Combination Agreement to Sponsor, as described below. Sponsor transferred a total of 178,500 shares to the Lenders following the Closing of the Business Combination Agreement from shares of the Company’s common stock owned by the Sponsor as a result of the conversion of its AHAC Class B common stock into the Company’s common stock.

The Sponsor Extension Loan was paid down at Closing of the Business Combination to $500,000, all of which remained outstanding at March 31, 2023. The maturity date of the Sponsor Extension Loan has been extended to the funding of the Backstop Agreement, Common Stock Purchase Agreement or a convertible note financing but not more than 90 days from the closing of the Business Combination.

On December 13, 2022, AHAC entered into a Loan and Transfer Agreement between AHAC, the Sponsor, and NPIC Limited (the “NPIC Lender”), pursuant to which the Lender loaned $1,050,000 to the Sponsor and the Sponsor loaned $1,050,000 to AHAC (the “NPIC Sponsor Extension Loan”). Amounts loaned from the NPIC Lender to the Sponsor accrue interest at 8% per annum and amounts loaned from the Sponsor to AHAC do not accrue interest until the Closing of the Business Combination, after which time, the Company has agreed to pay the interest due to the NPIC Lender. The total amounts advanced by NPIC Lender to the Sponsor in connection with the $1,050,000 loan (the “NPIC Funded Amounts”) were required to be repaid, together with all accrued and unpaid interest thereon, within five days of the closing of the initial Business Combination, at the option of the NPIC Lender, in either (a) cash; or (b) shares of Class A common stock held by the Sponsor which are deemed to have a value of $10 per share for such repayment right. As additional consideration for the NPIC Lender making the loan available to Sponsor, Sponsor agreed to transfer 10 Shares of Class B common stock to NPIC Lender for each $10 multiple of the NPIC Funded Amounts, which included the registration rights previously provided by AHAC to the Sponsor, and, pursuant to the terms of the Business Combination Agreement, the parties agreed that the Company would issue 1.05 shares of Company’s common stock per $1.00 of the NPIC Funded Amounts at Closing of the Business Combination Agreement to Sponsor, as described below. Sponsor transferred a total of 1,050,000 shares to the NPIC Lender.

On March 22, 2023 the Company entered into a Loan Modification Agreement (the “Modification Agreement”) by and among the Company, the Sponsor, and NPIC Lender, and a Side Letter Agreement between the Company and the Sponsor (the “Side Letter”), which modifies the NPIC Sponsor Extension Loan.

The Modification Agreement modified the NPIC Sponsor Extension Loan to provide that, among other things, (i) the maturity date of the loan from NPIC Lender to Sponsor (the “NPIC Sponsor Loan”) is extended to May 22, 2023 (the “Maturity Date”); (ii) the extension will take effect concurrently with, and not until, the Sponsor transfers 1,050,000 shares of the Company’s common stock (the “Initial SPAC Shares”) to the NPIC Lender; (iii) effective as of the date of the Modification Agreement, the NPIC Sponsor Loan shall accrue fifteen percent (15%) interest per annum, compounded monthly; (iv) the maturity date of the $1,050,000 loan by Sponsor to the Company (the “SPAC Loan”) is extended to May 19, 2023; (v) the proceeds of any capital raise of at least $15,000,000 by the Company shall be first used by the Company to promptly repay the SPAC Loan and then Sponsor shall promptly repay the NPIC Sponsor Loan and all accrued interest; (vi) in exchange for the extension of the Maturity Date, the Company shall issue 50,000 shares of common stock to the NPIC Lender on the date of the Modification Agreement and shall issue an additional 50,000 shares of common stock thereafter on each 30-day anniversary of the Maturity Date to the NPIC Lender until the NPIC Sponsor Loan is repaid in full; (vii) in the event Sponsor defaults on its obligations to repay the NPIC Sponsor Loan by the Maturity Date, the Sponsor shall transfer to the NPIC Lender 250,000 shares of Company common stock owned by the Sponsor and shall transfer an additional 250,000 such shares each month thereafter until the default is cured; (viii) the Company is obligated to file a registration statement with the SEC registering the shares to be issued to the NPIC Lender within 30 days of the transfer, including the Initial SPAC shares; and (ix) in the event that the Company defaults on its obligations to the NPIC Lender set forth in (v), (vi) and (viii), the Company shall issue to NPIC Lender 250,000 shares of common stock and shall transfer an additional 250,000 shares of common stock each month thereafter until the default is cured. The Side Letter provides that, in the event the Company fails to repay the SPAC Loan by May 19, 2023, the Company shall issue to Sponsor 250,000 shares of common stock and shall issue an additional 250,000 such shares to Sponsor each month thereafter until the default is cured.

The maturity dates of the loans pursuant to the NPIC Sponsor Extension Loan have each been extended to May 25, 2023.

Pursuant to the terms of the Business Combination Agreement described above, the Sponsor was issued 1,365,000 shares of the Company’s common stock as consideration for providing the extension loans to the Company (the “Sponsor extension shares”). At the Closing Date, the fair value was the Company’s closing stock price on the date granted. The Company recognized a loss of $13.6 million as loss on extinguishment in its condensed consolidated financial statements for the three-month ended March 31, 2023.

On March 22, 2023, NPIC Lender was issued 50,000 shares of the Company’s common stock as consideration for the Modification Agreement. The fair value was the Company’s closing stock price on the date granted. The Company recognized a loss of $358,000 as interest expense. In addition, the Company recorded interest expense in the amount of $12,577 on the outstanding balance in its condensed consolidated financial statements for the three-month ended March 31, 2023.

Deferred Underwriting Commissions

At Closing of the Business Combination, the underwriters for AHAC’s initial public offering agreed to defer payment of $3.2 million of deferred underwriting discounts otherwise due to them until November 14, 2023, pursuant to the terms of a promissory note. The deferred amounts bear interest at 9% per annum and 24% per annum following an event of default under the promissory note. The amount is recorded as a short-term loan in the condensed consolidated financial statements for the three months ended March 31, 2023. The Company recorded $36,225 of interest expense on the outstanding balance in our condensed consolidated financial statements for the three-months ended March 31, 2023.